Business Combinations and Acquisitions of Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations and Acquisitions of Non-Controlling Interests [Abstract]
Schedule of Consideration Transferred, Fair Values of the Assets and Liabilities Identified at the Acquisition Date, and Goodwill Generated
At the date of authorization for issuer of the 2017 consolidated financial statements of the Telefónica Group the purchase price allocation was provisional. In 2018 the preliminary allocation was reviewed within the twelve-month period from the acquisition date. The following table summarizes the consideration, the final fair values of the assets and liabilities identified on acquisition and the generated goodwill.

Millions of euros
Consideration paid for the acquisition of control (1)	147
Fair value of the prior stake	41
Fair value of the minority stake	3
Consideration	191
Intangible assets	13
Customer relationships	13
Other intangible assets	—
Property, plant and equipment	147
Deferred tax assets	7
Other non-current assets	16
Cash and cash equivalents	13
Other current assets	18
Deferred tax liabilities	(23)
Other non-current liabilities	(100)
Current liabilities	(26)
Fair value of net assets	65
Goodwill	126

(1) Excluding the proportion assumed by the non-controlling shareholder and the cash and cash equivalents contributed by the companies at the moment of its inclusion in the consolidation scope, the impact in the consolidated cash flow amounted to 85 million euros (see Note 25).